Stockholders' equity	6 Months Ended
Jun. 30, 2011
Stockholders' equity
Stockholders' equity

13   Stockholders’ equity

Each holder of common and preferred class A stock is entitled to one vote for each share on all matters brought before stockholders’ meetings, except for the election of the Board of Directors, which is restricted to the holders of common stock. The Brazilian Government holds twelve preferred special shares which confer permanent veto rights over certain matters.

Both common and preferred stockholders are entitled to receive a mandatory minimum dividend of 25% of annual adjusted net income under Brazilian GAAP, once declared at the annual stockholders’ meeting. In the case of preferred stockholders, this dividend cannot be less than 6% of the preferred capital as stated in the statutory accounting records or, if greater, 3% of the Brazilian GAAP equity value per share.

In April 2011, the Board of Directors approved the payment on April 29, 2011, regarding the first installment of interest on capital, in the amount of US$ 2 billion, corresponding to US$ 0.383268113 per outstanding share, common or preferred shares, of Vale issuance.

In January 2011, the Board of Directors approved the extraordinary payment which was paid on January 31, 2011, through interest attributed to Company Stockholders capital, in the total gross amount of US$ 1 billion, which corresponds to approximately US$0.191634056 per outstanding share, common or preferred, of Vale issuance. This value is subject to the incidence of income tax withheld at the rate in force.

On October 14, 2010, the Board of Directors approved the following proposals: (i) payment of the second tranche of the minimum dividend of US$1,250 billion and (ii) payment of an additional dividend of US$500. The payments were made on October 29, 2010.

On September 23, 2010, the Board of Directors approved a share buy-back program. The shares are to be held in treasury for subsequent sale or cancellation, amounting up to US$2 billion and involving up to 64,810,513 common shares and up to 98,367,748 preferred shares. As of December 31, 2010 we had acquired 21,682,700 common shares and 48,197,700 preferred shares. The share buy-back program was completely executed in October 2010.

In June 2010, the notes series Rio and Rio P were converted into ADS and represent an aggregate of 49,305,205 common shares and 26,130,033 preferred class A shares respectively. The conversion was made using 75,435,238 treasury stocks held by the Company.  The difference between the conversion amount and the book value of the treasury stocks of US$ 1,379 was accounted for in additional paid-in capital in the stockholder’s equity.

The outstanding issued mandatory convertible notes as of June 30, 2011, are as follows:

	Date		Value
Headings	Emission	Expiration	Gross	Net of charges	Coupon
Tranches Vale and Vale P - 2012	July/2009	June/2012	942	934	6.75	% p.a.

The notes pay a coupon quarterly and are entitled to an additional remuneration equivalent to the cash distribution paid to ADS holders.  These notes were classified as a capital instrument, mainly due to the fact that neither the Company nor the holders have the option to settle the operation, whether fully or partially, with cash, and the conversion is mandatory, consequently, they were recognized as a specific component of shareholders’ equity, net of financial charges.

The funds linked to future mandatory conversion, net of charges are equivalent to the maximum of common shares and preferred shares, as follows. All the shares are currently held in treasury.

	Maximum amount of action		Value
Headings	Common	Preferred	Common	Preferred
Tranches Vale and Vale P - 2012	18,415,859	47,284,800	293	649

In April 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VALE P-2012, in the amount of US$ 0.985344 and US$ 1.139659 per note, respectively.

In January 2011, Vale paid additional remuneration to holders of mandatorily convertible notes, series VALE-2012 and VAPE P-2012, R$0.7776700 and R$0.8994610, respectively, and in October 2010, VALE-2012 and VAPE P-2012, R$1.381517 and R$1.597876 per note, respectively.

Basic and diluted earnings per share

Basic and diluted earnings per share amounts have been calculated as follows:

	Three-month period ended (unaudited)			Six-month period ended (unaudited)
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010
Net income from continuing operations attributable to Company’s stockholders	6,452	6,826	3,711	13,278	5,460
Discontinued operations, net of tax	—	—	(6)	—	(151)
Net income attributable to Company’s stockholders	6,452	6,826	3,705	13,278	5,309

Interest attributed to preferred convertible notes	(24)	(18)	(19)	(42)	(38)
Interest attributed to common convertible notes	(10)	(8)	(23)	(18)	(46)
Net income for the period adjusted	6,418	6,800	3,663	13,218	5,225

Basic and diluted earnings per share

Income available to preferred stockholders	2,440	2,585	1,409	5,025	2,010
Income available to common stockholders	3,898	4,130	2,208	8,028	3,150
Income available to convertible notes linked to preferred shares	57	61	33	118	47
Income available to convertible notes linked to common shares	23	24	13	47	18
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,008,930	2,008,930	2,035,740	2,008,930	2,033,272
Weighted average number of shares outstanding (thousands of shares) - common shares	3,209,349	3,209,349	3,190,675	3,209,349	3,186,018
Treasury preferred shares linked to mandatorily convertible notes	47,285	47,285	47,285	47,285	47,285
Treasury common shares linked to mandatorily convertible notes	18,416	18,416	18,416	18,416	18,416
Total	5,283,980	5,283,980	5,292,116	5,283,980	5,284,991

Earnings per preferred share	1.21	1.29	0.69	2.50	0.99
Earnings per common share	1.21	1.29	0.69	2.50	0.99
Earnings per convertible notes linked to preferred share (*)	1.71	1.67	1.10	3.38	1.80
Earnings per convertible notes linked to common share (*)	1.79	1.74	1.95	3.53	3.48

Continuous operations
Earnings per preferred share	1.21	1.29	0.69	2.50	1.02
Earnings per common share	1.21	1.29	0.69	2.50	1.02
Earnings per convertible notes linked to preferred share (*)	1.71	1.67	1.10	3.38	1.83
Earnings per convertible notes linked to common share (*)	1.79	1.74	1.95	3.53	3.53

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)
Earnings per convertible notes linked to preferred share (*)	—	—	—	—	(0.03)
Earnings per convertible notes linked to common share (*)	—	—	—	—	(0.05)

(*) Basic earnings per share only, as dilution assumes conversion

If the conversion of the convertible notes had been included in the calculation of diluted earnings per share they would have generated the following effect as shown below:

	Three-month period ended (unaudited)			Six-month period ended (unaudited)
	June 30, 2011	March 31, 2011	June 30, 2010	June 30, 2011	June 30, 2010

Income available to preferred stockholders	2,521	2,664	1,461	5,185	2,095
Income available to common stockholders	3,931	4,162	2,244	8,093	3,214
Weighted average number of shares outstanding (thousands of shares) - preferred shares	2,056,215	2,056,215	2,083,025	2,056,215	2,080,557
Weighted average number of shares outstanding (thousands of shares) - common shares	3,227,765	3,227,765	3,209,091	3,227,765	3,204,434
Earnings per preferred share	1.22	1.29	0.70	2.51	1.01
Earnings per common share	1.22	1.29	0.70	2.51	1.00

Continuous operations
Earnings per preferred share	1.22	1.29	0.70	2.51	1.04
Earnings per common share	1.22	1.29	0.70	2.51	1.03

Discontinued operations
Earnings per preferred share	—	—	—	—	(0.03)
Earnings per common share	—	—	—	—	(0.03)